Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2013
Prospectus

At a meeting held on June 7, 2013, the Board of Trustees approved the appointment of RS Investment Management Co. LLC (RS Investments) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc., Fred Alger Management, Inc., Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management LLC, Pyramis Global Advisors, LLC, RS Investment Management Co. LLC, and Systematic Financial Management, L.P.

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments) and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Stephen J. Bishop (co-manager), Melissa Chadwick-Dunn, (co-manager) and D. Scott Tracy (co-manager) have managed RS Investments' portion of the fund's assets since June 2013.

The following information supplements existing information found in the "Fund Management" section on page 19.

RS Investments, at 388 Market Street, Suite 1700, San Francisco, California, 94111, has been retained to serve as a sub-adviser for the fund. As of March 31, 2013, RS Investments had approximately $25.9 billion in assets under management. RS Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 21.

RS Investments

Stephen J. Bishop has been a member of the RS Growth Team since 1996. Steve has been portfolio manager and analyst of RS Technology strategy since 2001, and co-portfolio manager of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. He also co-manages separate accounts. Steve joined RS Investments in 1996 as a research analyst primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. Steve holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

SMC-13-01  June 14, 2013
1.919462.108

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. Melissa has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Melissa holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

D. Scott Tracy has been a member of the RS Growth Team since 2001. Scott has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Scott is a CFA Charterholder.

The following information replaces the first full paragraph found in the "Fund Management" section on page 23.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements with ARI, Alger Management, Invesco, Kennedy Capital, Neuberger Berman, Pyramis, and Systematic for the fund is available in the fund's annual report for the fiscal period ended February 28, 2013. The basis for the Board of Trustees approving the sub-advisory agreement with RS Investments for the fund will be included in the fund's semiannual report for the fiscal period ending August 31, 2013, when available.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2013
Prospectus

At a meeting held on June 7, 2013, the Board of Trustees approved the appointment of RS Investment Management Co. LLC (RS Investments) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc., Fred Alger Management, Inc., Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management LLC, Pyramis Global Advisors, LLC, RS Investment Management Co. LLC, and Systematic Financial Management, L.P.

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments) and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Stephen J. Bishop (co-manager), Melissa Chadwick-Dunn, (co-manager) and D. Scott Tracy (co-manager) have managed RS Investments' portion of the fund's assets since June 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 21.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information supplements existing information found in the "Fund Management" section on page 28.

RS Investments, at 388 Market Street, Suite 1700, San Francisco, California, 94111, has been retained to serve as a sub-adviser for the fund. As of March 31, 2013, RS Investments had approximately $25.9 billion in assets under management. RS Investments provides investment advisory services for the fund.

AMM-13-01  June 14, 2013
1.936609.104

The following information supplements the biographical information found in the "Fund Management" section on page 30.

RS Investments

Stephen J. Bishop has been a member of the RS Growth Team since 1996. Steve has been portfolio manager and analyst of RS Technology strategy since 2001, and co-portfolio manager of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. He also co-manages separate accounts. Steve joined RS Investments in 1996 as a research analyst primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. Steve holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. Melissa has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Melissa holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

D. Scott Tracy has been a member of the RS Growth Team since 2001. Scott has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Scott is a CFA Charterholder.

The following information replaces the last paragraph found in the "Fund Management" section on page 31.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements with ARI, Alger Management, Invesco, Kennedy Capital, Neuberger Berman, Pyramis, and Systematicfor the fund is available in the fund's annual report for the fiscal period ended February 29, 2012 and in the fund's annual report for the fiscal period ended February 28, 2013. The basis for the Board of Trustees approving the sub-advisory agreement with RS Investments for the fund will be included in the fund's semiannual report for the fiscal period ending August 31, 2013, when available.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2013
Prospectus

At a meeting held on June 7, 2013, the Board of Trustees approved the appointment of RS Investment Management Co. LLC (RS Investments) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc., Fred Alger Management, Inc., Invesco Advisers, Inc., Kennedy Capital Management, Inc., Neuberger Berman Management LLC, Pyramis Global Advisors, LLC, RS Investment Management Co. LLC, and Systematic Financial Management, L.P.

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Advisory Research, Inc. (ARI), Fred Alger Management, Inc. (Alger Management), Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments) and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Stephen J. Bishop (co-manager), Melissa Chadwick-Dunn, (co-manager) and D. Scott Tracy (co-manager) have managed RS Investments' portion of the fund's assets since June 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information supplements existing information found in the "Fund Management" section on page 21.

RS Investments, at 388 Market Street, Suite 1700, San Francisco, California, 94111, has been retained to serve as a sub-adviser for the fund. As of March 31, 2013, RS Investments had approximately $25.9 billion in assets under management. RS Investments provides investment advisory services for the fund.

AMM-F-13-01  June 14, 2013
1.965094.100

The following information supplements the biographical information found in the "Fund Management" section on page 24.

RS Investments

Stephen J. Bishop has been a member of the RS Growth Team since 1996. Steve has been portfolio manager and analyst of RS Technology strategy since 2001, and co-portfolio manager of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. He also co-manages separate accounts. Steve joined RS Investments in 1996 as a research analyst primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years. Steve holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. Melissa has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Melissa holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

D. Scott Tracy has been a member of the RS Growth Team since 2001. Scott has been a co-portfolio manager and analyst of RS Small Cap Growth strategy and RS Small-Mid Cap Growth strategy since 2007, of RS Mid Cap Growth strategy since 2008, and of RS Large Cap Growth strategy since May 2009. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Scott holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley. Scott is a CFA Charterholder.

The following information replaces the first full paragraph found in the "Fund Management" section on page 25.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended February 29, 2012 and in the fund's annual report for the fiscal period ended February 28, 2013. The basis for the Board of Trustees approving the sub-advisory agreement with RS Investments for the fund will be included in the fund's semiannual report for the fiscal period ending August 31, 2013, when available.

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
April 29, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ODF-13-01  June 14, 2013
1.954795.101

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
Class F
April 29, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ODF-F-13-01  June 14, 2013
1.965095.100

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
April 29, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
RMF-13-01  June 14, 2013
1.948110.102

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class F
April 29, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
RMF-F-13-01  June 14, 2013
1.965096.100

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

W. George Greig (portfolio manager) has co-managed William Blair's portion of the fund's assets since May 2012. Simon Fennell and Jeff Urbina (portfolio managers) have co-managed William Blair's portion of the fund's assets since May 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information supplements biographical information found in the "Fund Management" section beginning on page 30.

Simon Fennell, Partner, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Since joining the firm in 2011, Simon previously served as a TMT Research Analyst, also focusing on idea generation and strategy more broadly. Prior to joining William Blair, Simon was a Managing Director in the Equities division at Goldman Sachs in London and Boston, where he was responsible for institutional, equity research coverage for European and International stocks beginning in 1997. Previously, Simon was in the Corporate Finance Group at Lehman Brothers in London and Hong Kong, working in the M&A and Debt Capital Markets Groups. Education: M.A., University of Edinburgh; M.B.A., Johnson Graduate School of Management, Cornell University.

Jeff Urbina, Partner, who joined William Blair in 1996, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Previously, he was a Senior Vice President and Portfolio Manager of the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed on the Luxembourg exchange. While at Van Kampen, he also served as the Director of Research and was a member of the Investment Policy Committee for the firm. Prior to joining Van Kampen in 1991, Jeff spent almost 15 years in the commercial banking business with Citibank where he was a Vice President and Senior Relationship Manager in the bank's real estate group, and with Harris Bank in Chicago where he was an International Banking Officer. Education: B.A., Northwestern University; M.M., Northwestern University Kellogg Graduate School of Management.

STG-13-02  June 14, 2013
1.954793.102

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class F
April 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

W. George Greig (portfolio manager) has co-managed William Blair's portion of the fund's assets since May 2012. Simon Fennell and Jeff Urbina (portfolio managers) have co-managed William Blair's portion of the fund's assets since May 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information supplements biographical information found in the "Fund Management" section beginning on page 23.

Simon Fennell, Partner, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Since joining the firm in 2011, Simon previously served as a TMT Research Analyst, also focusing on idea generation and strategy more broadly. Prior to joining William Blair, Simon was a Managing Director in the Equities division at Goldman Sachs in London and Boston, where he was responsible for institutional, equity research coverage for European and International stocks beginning in 1997. Previously, Simon was in the Corporate Finance Group at Lehman Brothers in London and Hong Kong, working in the M&A and Debt Capital Markets Groups. Education: M.A., University of Edinburgh; M.B.A., Johnson Graduate School of Management, Cornell University.

Jeff Urbina, Partner, who joined William Blair in 1996, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Previously, he was a Senior Vice President and Portfolio Manager of the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed on the Luxembourg exchange. While at Van Kampen, he also served as the Director of Research and was a member of the Investment Policy Committee for the firm. Prior to joining Van Kampen in 1991, Jeff spent almost 15 years in the commercial banking business with Citibank where he was a Vice President and Senior Relationship Manager in the bank's real estate group, and with Harris Bank in Chicago where he was an International Banking Officer. Education: B.A., Northwestern University; M.M., Northwestern University Kellogg Graduate School of Management.

STG-F-13-02  June 14, 2013
1.963582.101